Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Change due to issuances	$ 5,366,289	$ 8,777,957
Change in fair value	3,223,271	(4,553,372)
Change due to redemptions	(10,096,512)
Warrant [Member]
Short-Term Debt [Line Items]
Change due to issuances	1,964,761	4,663,730
Change in fair value	2,383,091	(1,691,542)
Change due to redemptions	(7,246,201)
Convertible Notes [Member]
Short-Term Debt [Line Items]
Change due to issuances	3,401,528	4,114,227
Change in fair value	840,180	$ (2,861,830)
Change due to redemptions	$ (2,850,311)